Investment in Unconsolidated Joint Venture	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
EOS ENERGY STORAGE, LLC [Member]
Investment in unconsolidated joint venture

6. Investment in unconsolidated joint venture

In August 2019 (and as amended in August 2020), the Company entered into an agreement with Holtec Power, Inc ("Holtec") to form the unconsolidated joint venture, HI-POWER LLC ("Hi-Power" or "JV"). The JV was formed in order to manufacture the products for all of the Company's projects in North America. Accordingly, the Company will purchase battery storage systems and spare parts from the JV. The joint venture is in Turtle Creek, Pennsylvania. The Company's initial estimated financial commitment is $4,100 in the form of a combination of cash and special purpose manufacturing equipment. Eos's initial ownership interest is 49%. During the nine months ended September 30, 2020, the Company contributed $1,561 which was primarily comprised of inventory purchased by the Company on behalf of the JV.

The JV is not planned to commence manufacturing activities until the fourth quarter of 2020, as a result earnings are not material. Once manufacturing activities commence, both Eos and Holtec intend to sell the products manufactured by Hi-Power. Eos will earn five percent of the product price for any products made by Hi-Power and sold by Holtec or any of its affiliates.

6. Investment in unconsolidated joint venture

In August 2019, the Company entered into an agreement with Holtec Power, Inc (“Holtec”) to form the unconsolidated joint venture, HI-POWER LLC (“Hi-Power” or “JV”). The JV was formed in order to manufacture the products for all of the Company’s projects in North America. Accordingly, the Company will purchase battery storage systems and spare parts from the JV. The joint venture is in Turtle Creek, Pennsylvania. The Company’s initial estimated financial commitment is $4,100 in the form of a combination of cash and special purpose manufacturing equipment. Eos’s initial ownership interest is 49%.

The joint venture is not planned to commence manufacturing activities until the third quarter of 2020, as a result earnings are not material.

Once manufacturing activities commence, both Eos and Holtec intend to sell the products manufactured by Hi-Power. Eos will earn five percent of the product price for any products manufactured by Hi-Power and sold by Holtec or its affiliates.